Mezzanine Equity, Series E Preferred Shares (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 06, 2023 USD ($) Price $ / shares shares	Mar. 29, 2019 $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2022 shares	Dec. 06, 2022 $ / shares	Mar. 30, 2020	Mar. 29, 2020
Mezzanine Equity [Abstract]
Deemed dividend related to beneficial conversion feature of Series E Shares | $				$ 22,426
Shares redeemed (in shares)			3,659,627	2,191,121
Preferred stock, shares outstanding (in shares)			0	3,659,627	0	5,864,200
Series E Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)				0
Issue price per share (in dollars per share) | $ / shares	$ 1,000
Number of prices used to calculate conversion price | Price	4
Conversion price (in dollars per share) | $ / shares	$ 4.59
Percentage of lowest daily VWAP used to determine conversion price	80.00%
Threshold consecutive trading days	20 days
Deemed dividend related to beneficial conversion feature of Series E Shares | $	$ 22,426
Number of common shares that can be voted for each preferred share (in shares)	1,000
Liquidation preference (in dollars per share) | $ / shares	$ 1,000
Redemption premium as a percentage of Liquidation Amount								20.00%	15.00%
Dividend rate				15.00%
Interest rate on accrued but unpaid dividends				15.00%
Shares redeemed (in shares)				0
Dividends declared | $				$ 1,001
Preferred stock, shares outstanding (in shares)	13,452
Common shares that would be issued upon conversion (in shares)	2,930,718
Series E Preferred Shares [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Conversion price (in dollars per share) | $ / shares							$ 120,000
Series E Preferred Shares [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Conversion price (in dollars per share) | $ / shares							$ 0.6
Related Party [Member] | Family Trading Inc. [Member] | Series E Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)		27,129
Issue price per share (in dollars per share) | $ / shares		$ 1,000
Dividends declared | $				$ 1,001
Preferred stock, shares outstanding (in shares)	13,452